Subsequent Events (Details) ¥ in Thousands		1 Months Ended
	Nov. 14, 2022 shares	May 31, 2022 JPY (¥) item	Nov. 13, 2022 shares	Mar. 31, 2022 shares	Mar. 31, 2021 shares
Subsequent Events
Common shares authorized				80,000,000	80,000,000
Subsequent Events
Subsequent Events
Number of new corporate sponsors acquired | item		3
Term of corporate sponsorship contracts		1 year
Expected proceeds of maximum potential contract value | ¥		¥ 400,000
Stock split ratio	2
Subsequent Events | Common Shares
Subsequent Events
Common shares authorized	80,000,000		40,000,000